INCOME TAX - Income (loss) before provision for income taxes (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
INCOME TAX
Outside China areas	¥ 113,741,972	$ 16,982,188	¥ 4,011,449	¥ (10,160,525)
China	(20,066,451)	(2,996,011)	(30,402,528)	(9,679,757)
Total	¥ 93,675,521	$ 13,986,177	¥ (26,391,079)	¥ (19,840,282)